Leases	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Leases	Leases
The Company's lease portfolio consists primarily of real estate, forklifts at its manufacturing facilities and a fleet of vehicles primarily for sales representatives. The lease term for all of its leases includes the non-cancellable period of the lease plus any additional periods covered by either an option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate.
The following table represents the Company's ROU assets and lease liabilities at 31 March 2020:

(Millions of US dollars)	31 March 2020
Assets:
Operating leases, net	$40.5
Finance leases, net	1.7
Total right-of-use assets	$42.2

Liabilities:
Operating leases:
Current	$14.3
Non-Current	41.4
Total operating lease liabilities	$55.7

Finance leases:
Current	$0.5
Non-Current	1.5
Total finance lease liabilities	$2.0

Total lease liabilities	$57.7

The Company leases the land and buildings at its New Zealand plant, and the option term of this lease agreement ends in 2026, with a second option to renew until 2036. The second option to renew was reasonably certain until the current quarter, when the Company made the decision to shift to an import sales model and close its New Zealand plant. As a result, the Company remeasured its Right-of-use assets and Lease Liability for the New Zealand plant, resulting in a reduction in both the asset and liability in the current quarter of approximately US$19.4 million. Subsequently, the Company impaired the remaining Right-of-use assets value of US$11.2 million, which was recorded to Asset impairments in the Company's consolidated statements of operations and comprehensive income, as the facility is not expected to generate future positive cash flows.
The following represents the Company's lease expense for the fiscal year ended 31 March 2020:

(Millions of US dollars)	Year Ended 31 March 2020
Operating leases	$18.4
Short-term leases	1.0
Variable leases	0.1
Finance leases	0.3
Interest on lease liabilities	0.1
Total lease expense	$19.9

At 31 March 2020 the weighted-average remaining lease term of the Company's leases is as follows:

(In Years)	31 March 2020
Operating leases	5.4
Finance leases	4.4

At 31 March 2020 the weighted-average discount rate of the Company's leases is as follows:

31 March 2020
Operating leases	4.4%
Finance leases	4.4%

The following are future lease payments for non-cancellable leases at 31 March 2020:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2021	$16.7	$0.6	$17.3
2022	13.1	0.5	13.6
2023	9.2	0.5	9.7
2024	6.7	0.3	7.0
2025	4.4	0.2	4.6
Thereafter	8.8	0.1	8.9
Total	$58.9	$2.2	$61.1
Less: imputed interest			3.4
Total lease liabilities			$57.7

Supplemental cash flow and other information related to leases were as follows:

(Millions of US dollars)	31 March 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$18.0
Operating cash flows used for finance leases	0.1
Financing cash flows used for finance leases	0.4
Non-cash ROU assets obtained in exchange for new lease liabilities	12.9

Leases	Leases
The Company's lease portfolio consists primarily of real estate, forklifts at its manufacturing facilities and a fleet of vehicles primarily for sales representatives. The lease term for all of its leases includes the non-cancellable period of the lease plus any additional periods covered by either an option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate.
The following table represents the Company's ROU assets and lease liabilities at 31 March 2020:

(Millions of US dollars)	31 March 2020
Assets:
Operating leases, net	$40.5
Finance leases, net	1.7
Total right-of-use assets	$42.2

Liabilities:
Operating leases:
Current	$14.3
Non-Current	41.4
Total operating lease liabilities	$55.7

Finance leases:
Current	$0.5
Non-Current	1.5
Total finance lease liabilities	$2.0

Total lease liabilities	$57.7

The Company leases the land and buildings at its New Zealand plant, and the option term of this lease agreement ends in 2026, with a second option to renew until 2036. The second option to renew was reasonably certain until the current quarter, when the Company made the decision to shift to an import sales model and close its New Zealand plant. As a result, the Company remeasured its Right-of-use assets and Lease Liability for the New Zealand plant, resulting in a reduction in both the asset and liability in the current quarter of approximately US$19.4 million. Subsequently, the Company impaired the remaining Right-of-use assets value of US$11.2 million, which was recorded to Asset impairments in the Company's consolidated statements of operations and comprehensive income, as the facility is not expected to generate future positive cash flows.
The following represents the Company's lease expense for the fiscal year ended 31 March 2020:

(Millions of US dollars)	Year Ended 31 March 2020
Operating leases	$18.4
Short-term leases	1.0
Variable leases	0.1
Finance leases	0.3
Interest on lease liabilities	0.1
Total lease expense	$19.9

At 31 March 2020 the weighted-average remaining lease term of the Company's leases is as follows:

(In Years)	31 March 2020
Operating leases	5.4
Finance leases	4.4

At 31 March 2020 the weighted-average discount rate of the Company's leases is as follows:

31 March 2020
Operating leases	4.4%
Finance leases	4.4%

The following are future lease payments for non-cancellable leases at 31 March 2020:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2021	$16.7	$0.6	$17.3
2022	13.1	0.5	13.6
2023	9.2	0.5	9.7
2024	6.7	0.3	7.0
2025	4.4	0.2	4.6
Thereafter	8.8	0.1	8.9
Total	$58.9	$2.2	$61.1
Less: imputed interest			3.4
Total lease liabilities			$57.7

Supplemental cash flow and other information related to leases were as follows:

(Millions of US dollars)	31 March 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$18.0
Operating cash flows used for finance leases	0.1
Financing cash flows used for finance leases	0.4
Non-cash ROU assets obtained in exchange for new lease liabilities	12.9